Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive (Loss) Income
The accumulated balances for each classification of comprehensive (loss) income are presented below:

	Foreign Currency Items	Derivative Financial Instruments (1)	Unrecognized pension benefit costs, net of taxes (2)	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2013	$9.8	$0.8	$(13.6)	$(3.0)
Change during period	18.2	(2.1)	5.5	21.6
Change in LNS derivative financial instrument	—	(0.1)	—	(0.1)
Reclassified into operations	—	—	(0.2)	(0.2)
Balance at December 31, 2013	$28.0	$(1.4)	$(8.3)	$18.3
Change during period	(97.4)	(6.1)	(8.5)	(112.0)
Change in LNS derivative financial instrument	—	(0.5)	—	(0.5)
Reclassified into operations	—	—	(0.2)	(0.2)
Balance at December 31, 2014	$(69.4)	$(8.0)	$(17.0)	$(94.4)
Change during period	(136.2)	(3.6)	5.9	(133.9)
Change in LNS derivative financial instrument	—	(0.2)	—	(0.2)
Reclassified into operations	—	5.2	1.1	6.3
Balance at December 31, 2015	$(205.6)	$(6.6)	$(10.0)	$(222.2)
_______________________________________________________________________________

(1)
The change during the period is net of income taxes of $4.6 million, $0.0 million and $(1.0) million in 2015, 2014 and 2013, respectively. We have recorded $0.2 million representing our share of the derivative instrument held by LNS.

(2)	The change during the period is net of income taxes of $(2.1) million, $(2.6) million and $(2.0) million in 2015, 2014 and 2013, respectively.